Short-Term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	$ 1,997,792
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	1,997,792
Corporate debt securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	1,997,792
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	1,997,792
Other debt securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value